Right-of-use assets and lease liabilities - Undiscounted cash payment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Undiscounted cash payment
2021		$ 1,998
2022	$ 19	28
2023	7
Total undiscounted payments	26	2,026
Less: effect of discounting	(1)	(38)
Discounted lease liabilities	$ 25	$ 1,988